Capital Management - Schedule of Stock Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended												12 Months Ended
	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Nov. 08, 2023
Dividends [Abstract]
Total Number of Shares Purchased (in shares)	1.2	0.7	0.0	1.1	1.3	0.0	0.3	2.1	0.0	1.0	1.0	0.0	12.5	3.8
Average Price Paid per Share (in dollars per share)	$ 40.19	$ 38.02	$ 0	$ 33.21	$ 31.20	$ 0	$ 30.18	$ 29.31	$ 0	$ 25.65	$ 24.84	$ 0
Maximum Dollar Value of Shares That May Yet be Purchased Under the Program (US$)	$ 99.8	$ 149.1	$ 175.0	$ 175.0	$ 210.3	$ 0.3	$ 0.3	$ 11.1	$ 72.6	$ 72.6	$ 96.8	$ 121.6	$ 99.8	$ 121.6	$ 250.0